Balanced Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.0%)
Communication Services (6.0%)
*	Alphabet Inc. Class A	925,466	121,107
*	Meta Platforms Inc. Class A	192,609	57,823
	Electronic Arts Inc.	13,580	1,635
			180,565
Consumer Discretionary (7.3%)
*	Amazon.com Inc.	720,890	91,640
	McDonald's Corp.	100,706	26,530
	Home Depot Inc.	86,015	25,990
	TJX Cos. Inc.	257,958	22,927
	Starbucks Corp.	154,295	14,082
	Lennar Corp. Class A	99,849	11,206
*	Airbnb Inc. Class A	76,065	10,437
	DR Horton Inc.	77,518	8,331
*	Coupang Inc.	481,831	8,191
			219,334
Consumer Staples (3.8%)
	Procter & Gamble Co.	331,575	48,363
	Sysco Corp.	411,582	27,185
	Unilever plc (XLON)	385,021	19,046
	Pernod Ricard SA	109,434	18,220
	Coca-Cola Co.	25,284	1,415
			114,229
Energy (4.3%)
	Shell plc	1,342,999	43,235
	ConocoPhillips	256,487	30,727
	EQT Corp.	329,698	13,379
	Cenovus Energy Inc.	605,984	12,617
	Diamondback Energy Inc.	55,329	8,569
	EOG Resources Inc.	46,322	5,872
	Coterra Energy Inc.	200,832	5,433
	Chesapeake Energy Corp.	55,987	4,828
	Phillips 66	27,460	3,299
			127,959
Financials (8.0%)
	Progressive Corp.	352,358	49,083
	JPMorgan Chase & Co.	255,210	37,011
	Morgan Stanley	332,580	27,162
	S&P Global Inc.	71,715	26,205
	BlackRock Inc.	34,531	22,324
	Global Payments Inc.	167,966	19,382
	Intercontinental Exchange Inc.	159,284	17,524

	Shares	Market Value ($000)
Mastercard Inc. Class A	24,128	9,552
Visa Inc. Class A	40,577	9,333
American Express Co.	57,971	8,649
Everest Group Ltd.	18,483	6,870
Goldman Sachs Group Inc.	19,688	6,370
		239,465
Health Care (10.8%)
UnitedHealth Group Inc.	95,420	48,110
Humana Inc.	72,501	35,273
AstraZeneca plc ADR	504,821	34,186
Danaher Corp.	131,266	32,567
HCA Healthcare Inc.	118,330	29,107
Novartis AG (Registered)	271,226	27,700
Merck & Co. Inc.	246,211	25,347
Becton Dickinson and Co.	97,326	25,162
Pfizer Inc.	750,482	24,894
Elevance Health Inc.	45,636	19,871
Zoetis Inc.	66,637	11,594
Daiichi Sankyo Co. Ltd.	354,800	9,713
		323,524
Industrials (5.8%)
Honeywell International Inc.	146,629	27,088
Fortive Corp.	315,504	23,398
RTX Corp.	322,503	23,211
Deere & Co.	53,347	20,132
Illinois Tool Works Inc.	84,313	19,418
* Uber Technologies Inc.	398,530	18,328
Parker-Hannifin Corp.	46,006	17,920
Johnson Controls International plc	272,420	14,495
Northrop Grumman Corp.	24,902	10,962
		174,952
Information Technology (14.5%)
Microsoft Corp.	511,580	161,531
Apple Inc.	492,215	84,272
Texas Instruments Inc.	243,103	38,656
Intel Corp.	675,559	24,016
* Advanced Micro Devices Inc.	228,935	23,539
* Salesforce Inc.	95,971	19,461
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	211,540	18,383
Accenture plc Class A	59,091	18,148
Oracle Corp.	162,369	17,198
KLA Corp.	35,859	16,447
Broadcom Inc.	17,272	14,346
		435,997
Materials (1.3%)
Glencore plc	4,900,812	27,908
Anglo American plc	443,411	12,176
		40,084
Real Estate (1.0%)
Welltower Inc.	253,774	20,789
VICI Properties Inc.	298,453	8,685
		29,474
Utilities (2.2%)
Duke Energy Corp.	321,299	28,358
Exelon Corp.	747,527	28,249

				Shares	Market Value ($000)
	American Electric Power Co. Inc.			115,423	8,682
					65,289
Total Common Stocks (Cost $1,595,391)					1,950,872
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.0%)
U.S. Government Securities (8.1%)
[1]	United States Treasury Note/Bond	4.250%	12/31/24	1,650	1,627
	United States Treasury Note/Bond	1.125%	1/15/25	8,200	7,772
	United States Treasury Note/Bond	1.125%	2/28/25	6,395	6,034
	United States Treasury Note/Bond	4.625%	2/28/25	1,100	1,090
	United States Treasury Note/Bond	1.750%	3/15/25	7,880	7,492
	United States Treasury Note/Bond	3.875%	3/31/25	7,800	7,644
	United States Treasury Note/Bond	2.625%	4/15/25	9,520	9,154
	United States Treasury Note/Bond	0.250%	5/31/25	4,850	4,471
	United States Treasury Note/Bond	4.250%	5/31/25	500	493
	United States Treasury Note/Bond	4.625%	6/30/25	4,500	4,461
	United States Treasury Note/Bond	0.250%	7/31/25	5,655	5,177
	United States Treasury Note/Bond	4.750%	7/31/25	1,800	1,788
	United States Treasury Note/Bond	3.125%	8/15/25	15,430	14,885
	United States Treasury Note/Bond	0.250%	8/31/25	4,800	4,379
	United States Treasury Note/Bond	3.500%	9/15/25	3,760	3,650
	United States Treasury Note/Bond	4.250%	10/15/25	2,800	2,756
	United States Treasury Note/Bond	0.250%	10/31/25	22,365	20,272
	United States Treasury Note/Bond	4.000%	12/15/25	2,000	1,958
	United States Treasury Note/Bond	0.375%	12/31/25	890	804
	United States Treasury Note/Bond	3.875%	1/15/26	3,600	3,515
	United States Treasury Note/Bond	4.000%	2/15/26	15,500	15,171
	United States Treasury Note/Bond	0.750%	3/31/26	210	190
	United States Treasury Note/Bond	4.500%	7/15/26	70	69
	United States Treasury Note/Bond	4.375%	8/15/26	7,000	6,912
	United States Treasury Note/Bond	4.625%	9/15/26	2,600	2,587
	United States Treasury Note/Bond	2.500%	3/31/27	439	408
	United States Treasury Note/Bond	2.750%	7/31/27	1,192	1,110
	United States Treasury Note/Bond	3.125%	8/31/27	650	613
	United States Treasury Note/Bond	4.125%	9/30/27	13,077	12,803
	United States Treasury Note/Bond	4.125%	10/31/27	10,200	9,983
	United States Treasury Note/Bond	3.875%	11/30/27	2,140	2,074
	United States Treasury Note/Bond	3.875%	12/31/27	3,172	3,075
	United States Treasury Note/Bond	4.000%	2/29/28	4,902	4,775
	United States Treasury Note/Bond	3.625%	3/31/28	249	239
	United States Treasury Note/Bond	3.625%	5/31/28	336	322
	United States Treasury Note/Bond	4.000%	6/30/28	650	633
	United States Treasury Note/Bond	4.125%	7/31/28	6,743	6,598
	United States Treasury Note/Bond	4.375%	8/31/28	14,450	14,305
	United States Treasury Note/Bond	3.875%	9/30/29	84	80
	United States Treasury Note/Bond	4.000%	10/31/29	334	322
	United States Treasury Note/Bond	3.500%	4/30/30	317	297
	United States Treasury Note/Bond	3.750%	5/31/30	538	511
	United States Treasury Note/Bond	4.000%	7/31/30	642	619
	United States Treasury Note/Bond	3.375%	5/15/33	537	487
	United States Treasury Note/Bond	3.875%	8/15/33	726	686
	United States Treasury Note/Bond	2.000%	11/15/41	13,748	8,919
	United States Treasury Note/Bond	2.375%	2/15/42	865	598
	United States Treasury Note/Bond	3.375%	8/15/42	15,989	12,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	11/15/42	4,094	3,635
	United States Treasury Note/Bond	3.875%	2/15/43	1,302	1,133
	United States Treasury Note/Bond	3.875%	5/15/43	5,651	4,914
	United States Treasury Note/Bond	4.375%	8/15/43	3,037	2,835
	United States Treasury Note/Bond	4.000%	11/15/52	110	98
	United States Treasury Note/Bond	3.625%	2/15/53	577	477
	United States Treasury Note/Bond	3.625%	5/15/53	11,792	9,767
	United States Treasury Note/Bond	4.125%	8/15/53	2,316	2,104
					241,734
Conventional Mortgage-Backed Securities (0.8%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	533	388
[2,3]	Freddie Mac Gold Pool	4.000%	9/1/41	1	1
[2]	Ginnie Mae I Pool	8.000%	9/15/30	22	22
[2]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	25	25
[2,3]	UMBS Pool	2.000%	4/1/36 - 3/1/37	5,748	4,946
[2,3]	UMBS Pool	2.500%	4/1/37 - 4/1/38	647	556
[2,3]	UMBS Pool	5.000%	1/1/53 - 5/1/53	18,532	17,491
					23,429
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	3.500%	4/25/31 - 11/25/57	1,835	1,679
[2,3]	Fannie Mae REMICS	3.000%	12/25/39 - 9/25/57	1,193	1,026
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	71	65
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	30	28
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	10	9
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	446	336
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	59	57
[2,3]	Freddie Mac REMICS	4.000%	12/15/30 - 2/15/31	101	97
[2,3]	Freddie Mac REMICS	3.500%	3/15/31 - 10/15/45	255	224
[2,3]	Freddie Mac REMICS	3.000%	6/15/44 - 7/15/45	297	247
[2]	Ginnie Mae I Pool	1.700%	10/20/45	3	3
					3,771
Total U.S. Government and Agency Obligations (Cost $288,926)					268,934
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
[2,4]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	157	126
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	74	73
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	125	121
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	1,260	1,102
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/30	1,310	1,302
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	47	45
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	104	99
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	667	513
[2,4,5]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, TSFR1M + 0.814%	6.147%	10/15/23	753	733
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.346%	10/15/23	425	415
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	518	460
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	154	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	109	106
[2,4]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	1,154	1,013
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	389	363
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	264	222
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	728	593
[2,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.329%	10/25/23	67	71
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	1,864	1,637
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	495	343
[2,3,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	885	830
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	246
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	236
[2]	Ginnie Mae REMICS	2.500%	10/20/49	2,158	1,816
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	290	284
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	982	858
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	249	214
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	287	226
[2,4,5]	Life Mortgage Trust Class A Series 2021-BMR, TSFR1M + 0.814%	6.147%	10/15/23	290	284
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	246	208
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	92	82
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	3,695	3,182
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	300	250
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	875	834
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	1,752	1,586
[2]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	656	601
[2,4,5]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	426
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	414	342
[2,4]	START Ireland Class A Series 2019-1	4.089%	3/15/44	262	233
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	560	484
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	1,032	844
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	312	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	1,405	1,230
[2,4]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	773
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	835	829
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $29,825)					26,678
Corporate Bonds (22.0%)
Communications (1.2%)
	America Movil SAB de CV	3.625%	4/22/29	780	702
	America Movil SAB de CV	6.125%	3/30/40	390	386
	AT&T Inc.	2.750%	6/1/31	1,305	1,045
	AT&T Inc.	4.300%	12/15/42	205	157
	AT&T Inc.	3.650%	6/1/51	248	160
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	642	396
	Comcast Corp.	3.400%	4/1/30	145	128
	Comcast Corp.	4.200%	8/15/34	730	638
	Comcast Corp.	5.650%	6/15/35	110	108
	Comcast Corp.	4.400%	8/15/35	877	773
	Comcast Corp.	6.500%	11/15/35	24	25
	Comcast Corp.	3.969%	11/1/47	252	187
	Comcast Corp.	4.000%	3/1/48	345	259
	Comcast Corp.	3.999%	11/1/49	602	445
	Comcast Corp.	2.887%	11/1/51	1,520	896
	Comcast Corp.	2.450%	8/15/52	1,025	553
	Comcast Corp.	4.049%	11/1/52	2,279	1,694
	Comcast Corp.	5.350%	5/15/53	734	670
	Comcast Corp.	2.937%	11/1/56	5,619	3,193
	Comcast Corp.	2.650%	8/15/62	615	321
	Comcast Corp.	2.987%	11/1/63	2,193	1,212
[4]	Cox Communications Inc.	3.150%	8/15/24	63	61
[4]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,332
	Discovery Communications LLC	4.125%	5/15/29	125	111
	Discovery Communications LLC	3.625%	5/15/30	505	427
	Discovery Communications LLC	4.000%	9/15/55	1,147	687
	Meta Platforms Inc.	4.950%	5/15/33	1,534	1,471
	Meta Platforms Inc.	5.600%	5/15/53	935	886
	Meta Platforms Inc.	5.750%	5/15/63	480	452
	NBCUniversal Media LLC	4.450%	1/15/43	189	154
[4]	NBN Co. Ltd.	1.625%	1/8/27	760	671
[4]	NBN Co. Ltd.	2.625%	5/5/31	1,105	889
[4]	NBN Co. Ltd.	2.500%	1/8/32	2,179	1,699
[4]	NTT Finance Corp.	1.162%	4/3/26	1,040	933
[4]	NTT Finance Corp.	2.065%	4/3/31	285	225
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	603
	Orange SA	9.000%	3/1/31	530	626
[2,4]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	488	481
	Telefonica Emisiones SA	5.213%	3/8/47	490	389
	Telefonica Emisiones SA	5.520%	3/1/49	710	583
	T-Mobile USA Inc.	2.050%	2/15/28	900	775
	T-Mobile USA Inc.	3.875%	4/15/30	1,384	1,225
	T-Mobile USA Inc.	2.550%	2/15/31	575	458
	T-Mobile USA Inc.	2.250%	11/15/31	150	114
	T-Mobile USA Inc.	4.375%	4/15/40	485	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.000%	2/15/41	151	100
	T-Mobile USA Inc.	4.500%	4/15/50	242	186
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	133	109
	Verizon Communications Inc.	4.329%	9/21/28	419	393
	Verizon Communications Inc.	2.355%	3/15/32	1,081	824
	Verizon Communications Inc.	4.812%	3/15/39	1,280	1,102
	Walt Disney Co.	2.000%	9/1/29	2,600	2,150
	Walt Disney Co.	3.500%	5/13/40	1,490	1,116
	Walt Disney Co.	4.750%	9/15/44	26	22
	Walt Disney Co.	2.750%	9/1/49	560	331
	Warnermedia Holdings Inc.	3.755%	3/15/27	302	279
	Warnermedia Holdings Inc.	4.054%	3/15/29	150	134
					36,336
Consumer Discretionary (0.9%)
	Amazon.com Inc.	3.600%	4/13/32	2,300	2,040
	Amazon.com Inc.	4.800%	12/5/34	995	957
	Amazon.com Inc.	4.950%	12/5/44	580	538
	Amazon.com Inc.	3.950%	4/13/52	480	371
	Amazon.com Inc.	4.250%	8/22/57	1,223	978
	American Honda Finance Corp.	2.000%	3/24/28	825	713
[4]	BMW US Capital LLC	0.800%	4/1/24	390	380
[4]	BMW US Capital LLC	1.250%	8/12/26	840	748
[2]	Duke University	2.832%	10/1/55	775	475
[4]	ERAC USA Finance LLC	4.900%	5/1/33	985	923
[4]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,243
[4]	ERAC USA Finance LLC	5.625%	3/15/42	340	317
[4]	ERAC USA Finance LLC	4.500%	2/15/45	1,669	1,334
[4]	ERAC USA Finance LLC	5.400%	5/1/53	725	667
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,550
	Georgetown University	4.315%	4/1/49	150	121
	Georgetown University	2.943%	4/1/50	295	181
	Georgetown University	5.115%	4/1/53	410	373
	Home Depot Inc.	3.900%	12/6/28	290	273
	Home Depot Inc.	3.250%	4/15/32	370	317
	Home Depot Inc.	4.500%	9/15/32	575	543
	Home Depot Inc.	3.300%	4/15/40	825	613
	Home Depot Inc.	4.400%	3/15/45	780	643
	Home Depot Inc.	4.250%	4/1/46	1,332	1,065
	Home Depot Inc.	4.500%	12/6/48	345	289
	Home Depot Inc.	3.125%	12/15/49	75	49
	Home Depot Inc.	2.375%	3/15/51	70	39
	Home Depot Inc.	2.750%	9/15/51	575	341
	Home Depot Inc.	3.625%	4/15/52	655	466
	Home Depot Inc.	4.950%	9/15/52	1,215	1,087
[4]	Hyundai Capital America	0.875%	6/14/24	1,875	1,807
[4]	Hyundai Capital America	1.650%	9/17/26	1,060	936
[2]	Johns Hopkins University	4.083%	7/1/53	200	158
[2]	Johns Hopkins University	2.813%	1/1/60	180	105
	Lowe's Cos. Inc.	3.100%	5/3/27	767	706
	Lowe's Cos. Inc.	6.500%	3/15/29	334	351
	Lowe's Cos. Inc.	3.750%	4/1/32	57	49
	McDonald's Corp.	3.625%	9/1/49	342	241
[2]	Northeastern University	2.894%	10/1/50	225	139
	Thomas Jefferson University	3.847%	11/1/57	690	462
[2]	University of Chicago	2.761%	4/1/45	165	119
	University of Southern California	4.976%	10/1/53	685	628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VF Corp.	2.800%	4/23/27	385	342
					25,677
Consumer Staples (1.0%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,182
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,393	1,213
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	543	471
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,807	1,635
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	77	75
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	817
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.250%	1/15/29	170	165
[4]	Bacardi Ltd. / Bacardi-Martini BV	5.900%	6/15/43	155	144
	BAT Capital Corp.	6.343%	8/2/30	305	300
	BAT Capital Corp.	7.079%	8/2/43	340	326
[4]	Cargill Inc.	6.875%	5/1/28	645	670
[4]	Cargill Inc.	4.760%	11/23/45	635	536
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	373
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	858
	Colgate Palmolive Co.	7.600%	5/19/25	480	501
	Conagra Brands Inc.	5.300%	11/1/38	150	132
[4]	Danone SA	2.947%	11/2/26	735	683
	Diageo Capital plc	2.375%	10/24/29	2,108	1,784
	Estee Lauder Cos. Inc.	4.650%	5/15/33	750	701
	Estee Lauder Cos. Inc.	5.150%	5/15/53	601	540
	Hormel Foods Corp.	1.700%	6/3/28	135	115
[4]	Kenvue Inc.	5.000%	3/22/30	1,025	998
[4]	Kenvue Inc.	5.100%	3/22/43	460	423
[4]	Kenvue Inc.	5.050%	3/22/53	500	453
	Kroger Co.	4.000%	2/1/24	540	536
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,673
	PepsiCo Inc.	2.375%	10/6/26	1,795	1,666
	Philip Morris International Inc.	3.600%	11/15/23	620	618
	Philip Morris International Inc.	3.375%	8/11/25	424	407
	Philip Morris International Inc.	5.125%	11/17/27	840	823
	Philip Morris International Inc.	5.625%	11/17/29	1,160	1,146
	Philip Morris International Inc.	5.125%	2/15/30	2,740	2,628
	Philip Morris International Inc.	5.750%	11/17/32	1,470	1,433
	Philip Morris International Inc.	5.375%	2/15/33	3,436	3,248
	Philip Morris International Inc.	4.875%	11/15/43	145	121
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	484
					29,878
Energy (1.2%)
[4]	Aker BP ASA	6.000%	6/13/33	520	502
	BP Capital Markets America Inc.	1.749%	8/10/30	345	272
	BP Capital Markets America Inc.	2.721%	1/12/32	3,210	2,605
	BP Capital Markets America Inc.	4.812%	2/13/33	1,180	1,105
	BP Capital Markets America Inc.	4.893%	9/11/33	1,240	1,164
	BP Capital Markets America Inc.	2.772%	11/10/50	470	277
	BP Capital Markets America Inc.	2.939%	6/4/51	925	564
	BP Capital Markets America Inc.	3.001%	3/17/52	1,306	802
	BP Capital Markets America Inc.	3.379%	2/8/61	370	230
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	685	661
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	355	350
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,202	1,168
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	496
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	101
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	860	699
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	470	342
	Energy Transfer LP	5.250%	4/15/29	1,375	1,318
	Energy Transfer LP	5.350%	5/15/45	90	73
	Energy Transfer LP	5.300%	4/15/47	155	126
	Enterprise Products Operating LLC	5.100%	2/15/45	280	247
	Enterprise Products Operating LLC	4.250%	2/15/48	730	571
	Enterprise Products Operating LLC	3.700%	1/31/51	170	120
	Enterprise Products Operating LLC	3.300%	2/15/53	750	488
	Equinor ASA	3.250%	11/10/24	655	638
	Equinor ASA	2.875%	4/6/25	140	135
	Equinor ASA	3.125%	4/6/30	2,350	2,077
	Equinor ASA	2.375%	5/22/30	335	281
	Exxon Mobil Corp.	3.043%	3/1/26	225	213
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	989
	Exxon Mobil Corp.	2.440%	8/16/29	511	442
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	891
	Exxon Mobil Corp.	4.114%	3/1/46	320	256
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,232	1,028
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	1,069	823
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	775	760
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	825	813
	ONEOK Inc.	5.650%	11/1/28	325	321
[4]	QatarEnergy	2.250%	7/12/31	925	740
[4]	QatarEnergy	3.125%	7/12/41	675	466
[4]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	568
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	753
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,116
	Shell International Finance BV	4.125%	5/11/35	1,130	996
	Shell International Finance BV	5.500%	3/25/40	345	335
	Shell International Finance BV	4.375%	5/11/45	2,500	2,050
	Shell International Finance BV	3.000%	11/26/51	2,255	1,408
	Suncor Energy Inc.	5.950%	12/1/34	500	481
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,229
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	371
					35,696
Financials (9.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	480	411
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	325	252
[4]	AIA Group Ltd.	3.375%	4/7/30	370	324
	Allstate Corp.	5.250%	3/30/33	540	510
	American Express Co.	5.043%	5/1/34	2,054	1,894
	American International Group Inc.	6.250%	5/1/36	245	243
	American International Group Inc.	4.800%	7/10/45	260	216
	American International Group Inc.	4.750%	4/1/48	640	527
	American International Group Inc.	4.375%	6/30/50	375	289
	Ameriprise Financial Inc.	4.500%	5/13/32	335	306
	Ameriprise Financial Inc.	5.150%	5/15/33	730	689
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	550	499
[4]	Athene Global Funding	1.000%	4/16/24	685	663
[4]	Athene Global Funding	1.985%	8/19/28	10	8
[4]	Athene Global Funding	2.717%	1/7/29	980	811
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	507
[4]	Aviation Capital Group LLC	1.950%	9/20/26	415	362
	Banco Santander SA	1.849%	3/25/26	1,000	899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	2.749%	12/3/30	200	149
	Banco Santander SA	2.958%	3/25/31	200	159
	Bank of America Corp.	4.271%	7/23/29	4,780	4,403
	Bank of America Corp.	3.974%	2/7/30	1,895	1,701
	Bank of America Corp.	3.194%	7/23/30	1,055	902
	Bank of America Corp.	2.496%	2/13/31	1,495	1,199
	Bank of America Corp.	2.572%	10/20/32	490	376
	Bank of America Corp.	4.571%	4/27/33	4,178	3,710
	Bank of America Corp.	5.872%	9/15/34	1,540	1,497
	Bank of America Corp.	3.846%	3/8/37	1,323	1,074
	Bank of America Corp.	5.875%	2/7/42	260	255
	Bank of America Corp.	3.311%	4/22/42	870	603
	Bank of America Corp.	5.000%	1/21/44	1,000	876
	Bank of America Corp.	4.330%	3/15/50	2,235	1,733
	Bank of America Corp.	2.972%	7/21/52	1,225	740
	Bank of America NA	5.526%	8/18/26	2,075	2,064
	Bank of New York Mellon Corp.	5.834%	10/25/33	404	397
	Bank of New York Mellon Corp.	4.706%	2/1/34	450	406
	Bank of New York Mellon Corp.	4.967%	4/26/34	1,130	1,042
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,681
	Bank of Nova Scotia	1.950%	2/2/27	360	318
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	1,000	880
	Barclays plc	3.932%	5/7/25	1,565	1,541
	Barclays plc	2.852%	5/7/26	220	208
	Barclays plc	2.279%	11/24/27	400	352
	Barclays plc	2.667%	3/10/32	1,070	811
	Barclays plc	3.330%	11/24/42	465	296
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	150	126
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	682
	BlackRock Inc.	2.100%	2/25/32	605	468
	BlackRock Inc.	4.750%	5/25/33	2,125	1,992
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	605	458
[4]	BNP Paribas SA	2.819%	11/19/25	1,335	1,282
[4]	BNP Paribas SA	1.323%	1/13/27	585	524
[4]	BNP Paribas SA	3.500%	11/16/27	2,050	1,870
[4]	BNP Paribas SA	2.591%	1/20/28	885	789
[4]	BNP Paribas SA	5.335%	6/12/29	1,095	1,063
[4]	BNP Paribas SA	2.159%	9/15/29	1,743	1,436
[4]	BPCE SA	5.700%	10/22/23	270	270
	BPCE SA	4.000%	4/15/24	775	767
[4]	BPCE SA	5.150%	7/21/24	1,260	1,241
[4]	BPCE SA	5.029%	1/15/25	2,220	2,177
[4]	BPCE SA	3.500%	10/23/27	1,780	1,608
[4]	BPCE SA	2.700%	10/1/29	1,450	1,216
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	63
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	505	476
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	465
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	429
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	897
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,286
	Capital One Financial Corp.	3.200%	2/5/25	760	728
	Capital One Financial Corp.	6.312%	6/8/29	370	362
	Capital One Financial Corp.	6.377%	6/8/34	816	769
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,317
	Charles Schwab Corp.	3.200%	3/2/27	545	498
	Charles Schwab Corp.	2.000%	3/20/28	1,100	928
	Charles Schwab Corp.	2.900%	3/3/32	875	690
	Charles Schwab Corp.	5.853%	5/19/34	695	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	6.136%	8/24/34	690	670
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	546
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	654
	Citigroup Inc.	0.981%	5/1/25	1,190	1,151
	Citigroup Inc.	1.462%	6/9/27	1,213	1,072
	Citigroup Inc.	3.070%	2/24/28	1,000	907
	Citigroup Inc.	3.520%	10/27/28	1,975	1,786
	Citigroup Inc.	3.878%	1/24/39	1,025	794
	Citigroup Inc.	2.904%	11/3/42	560	358
[4]	CNO Global Funding	1.650%	1/6/25	260	244
[4]	CNO Global Funding	2.650%	1/6/29	370	309
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	1,060	1,050
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	1,741
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,212
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	625	593
	Corebridge Financial Inc.	3.900%	4/5/32	1,810	1,520
[4]	Corebridge Financial Inc.	6.050%	9/15/33	190	185
	Corebridge Financial Inc.	4.350%	4/5/42	105	79
	Corebridge Financial Inc.	4.400%	4/5/52	315	230
[4]	Corebridge Global Funding	5.750%	7/2/26	595	588
[4]	Corebridge Global Funding	5.900%	9/19/28	255	254
[4]	Credit Agricole SA	3.250%	10/4/24	2,390	2,325
[4]	Credit Agricole SA	5.589%	7/5/26	1,200	1,191
[4]	Credit Agricole SA	6.316%	10/3/29	605	605
	Credit Suisse AG	7.500%	2/15/28	1,195	1,251
[4]	Credit Suisse Group AG	1.305%	2/2/27	545	483
[4]	Credit Suisse Group AG	3.091%	5/14/32	1,195	946
[4]	Credit Suisse Group AG	6.537%	8/12/33	485	480
[4]	Danske Bank A/S	5.375%	1/12/24	795	792
[4]	Danske Bank A/S	1.621%	9/11/26	855	778
[4]	Danske Bank A/S	1.549%	9/10/27	1,605	1,405
[4]	Danske Bank AS	6.259%	9/22/26	1,040	1,040
	Deutsche Bank AG	6.720%	1/18/29	305	303
[4]	DNB Bank ASA	1.535%	5/25/27	960	847
[4]	DNB Bank ASA	1.605%	3/30/28	1,330	1,141
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	340
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	825	721
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	365	318
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	450
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	728
	Fifth Third Bancorp	4.055%	4/25/28	325	300
	Fifth Third Bancorp	4.337%	4/25/33	215	182
[4]	Five Corners Funding Trust	4.419%	11/15/23	210	210
[4]	Five Corners Funding Trust III	5.791%	2/15/33	810	795
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	1,480	1,400
[4]	GA Global Funding Trust	1.000%	4/8/24	750	727
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,167
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	1,859
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	694
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	1,949
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,020
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	746
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	2,783
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,434
	Goldman Sachs Group Inc.	3.800%	3/15/30	40	35
	Goldman Sachs Group Inc.	2.615%	4/22/32	3,130	2,443
	Goldman Sachs Group Inc.	2.383%	7/21/32	1,040	792
	Goldman Sachs Group Inc.	2.650%	10/21/32	625	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.102%	2/24/33	2,541	2,032
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	844
[4]	Guardian Life Global Funding	1.250%	5/13/26	205	183
	HSBC Holdings plc	0.976%	5/24/25	300	289
	HSBC Holdings plc	1.589%	5/24/27	805	710
	HSBC Holdings plc	5.887%	8/14/27	1,470	1,453
	HSBC Holdings plc	2.251%	11/22/27	2,165	1,910
	HSBC Holdings plc	4.041%	3/13/28	890	824
	HSBC Holdings plc	7.390%	11/3/28	1,340	1,385
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,550
	HSBC Holdings plc	2.206%	8/17/29	1,440	1,188
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,248
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,204
	HSBC Holdings plc	2.871%	11/22/32	2,125	1,634
	HSBC Holdings plc	5.402%	8/11/33	770	710
	HSBC Holdings plc	6.500%	5/2/36	900	874
	HSBC Holdings plc	6.100%	1/14/42	300	297
	Huntington National Bank	4.552%	5/17/28	320	299
	ING Groep NV	3.950%	3/29/27	2,695	2,520
	ING Groep NV	1.726%	4/1/27	500	447
	Intercontinental Exchange Inc.	4.000%	9/15/27	3,545	3,355
	Intercontinental Exchange Inc.	4.350%	6/15/29	255	240
	Intercontinental Exchange Inc.	1.850%	9/15/32	180	132
	Intercontinental Exchange Inc.	4.600%	3/15/33	1,140	1,045
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	111
	Intercontinental Exchange Inc.	3.000%	6/15/50	1,010	623
	Intercontinental Exchange Inc.	4.950%	6/15/52	1,266	1,097
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	485
[4]	JAB Holdings BV	2.200%	11/23/30	290	220
[4]	JAB Holdings BV	3.750%	5/28/51	500	306
[4]	JAB Holdings BV	4.500%	4/8/52	860	602
[4]	Jackson National Life Global Funding	1.750%	1/12/25	555	522
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,199
	JPMorgan Chase & Co.	2.069%	6/1/29	740	623
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	1,957
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,251
	JPMorgan Chase & Co.	4.912%	7/25/33	6,633	6,103
	JPMorgan Chase & Co.	5.350%	6/1/34	3,212	3,049
	JPMorgan Chase & Co.	3.109%	4/22/41	835	579
	JPMorgan Chase & Co.	5.400%	1/6/42	750	702
	JPMorgan Chase & Co.	3.157%	4/22/42	560	383
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	4,481
	JPMorgan Chase & Co.	3.109%	4/22/51	845	523
[4]	KBC Group NV	5.796%	1/19/29	235	229
[4]	KBC Group NV	6.324%	9/21/34	840	815
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	264
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	1,709	1,459
[4]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,389
[4]	LSEGA Financing plc	2.000%	4/6/28	630	533
[4]	LSEGA Financing plc	2.500%	4/6/31	1,110	892
[4]	Macquarie Group Ltd.	1.935%	4/14/28	1,245	1,073
[4]	Macquarie Group Ltd.	2.871%	1/14/33	1,628	1,230
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	650
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,742	1,605
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	640
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	264
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	560	336
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	240	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	1,000	1,001
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	590	332
	MetLife Inc.	3.600%	4/10/24	580	573
	MetLife Inc.	4.125%	8/13/42	145	113
	MetLife Inc.	4.875%	11/13/43	530	456
	MetLife Inc.	5.000%	7/15/52	387	334
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	600
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	300	286
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,055
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	440	410
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	1,410	1,107
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	520	491
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	815	787
	Morgan Stanley	3.700%	10/23/24	750	733
	Morgan Stanley	2.720%	7/22/25	1,750	1,698
	Morgan Stanley	2.630%	2/18/26	1,805	1,717
	Morgan Stanley	3.125%	7/27/26	1,345	1,249
	Morgan Stanley	6.250%	8/9/26	3,000	3,028
	Morgan Stanley	3.625%	1/20/27	1,250	1,167
	Morgan Stanley	3.772%	1/24/29	3,910	3,563
	Morgan Stanley	2.699%	1/22/31	1,105	902
	Morgan Stanley	2.239%	7/21/32	1,805	1,361
	Morgan Stanley	2.511%	10/20/32	615	470
	Morgan Stanley	2.943%	1/21/33	920	723
	Morgan Stanley	4.889%	7/20/33	2,891	2,628
	Morgan Stanley	2.484%	9/16/36	1,475	1,078
	Morgan Stanley	5.297%	4/20/37	270	241
	Morgan Stanley	5.948%	1/19/38	825	773
	Morgan Stanley	4.300%	1/27/45	850	672
	Nasdaq Inc.	5.550%	2/15/34	530	506
	Nasdaq Inc.	3.950%	3/7/52	540	377
	Nasdaq Inc.	5.950%	8/15/53	185	173
	Nasdaq Inc.	6.100%	6/28/63	135	125
	National Australia Bank Ltd.	3.905%	6/9/27	885	837
[4]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	1,619
[4]	National Australia Bank Ltd.	2.990%	5/21/31	2,227	1,726
[4]	National Australia Bank Ltd.	3.347%	1/12/37	1,252	949
[4]	National Securities Clearing Corp.	5.100%	11/21/27	1,565	1,540
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,001
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,087
	NatWest Group plc	1.642%	6/14/27	870	768
[4]	NatWest Markets plc	0.800%	8/12/24	670	640
[4]	NBK SPC Ltd.	1.625%	9/15/27	1,975	1,750
[4]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,079
[4]	New York Life Insurance Co.	3.750%	5/15/50	345	239
[4]	New York Life Insurance Co.	4.450%	5/15/69	435	319
[4]	Nordea Bank Abp	1.500%	9/30/26	1,900	1,668
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	696	495
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	171
[4]	Pacific Life Global Funding II	1.375%	4/14/26	795	712
[4]	Pacific LifeCorp	5.400%	9/15/52	500	447
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	456
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	370
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	887
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	1,370	1,346
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	1,290	1,257
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,125	1,111
	PNC Bank NA	3.300%	10/30/24	460	447
	PNC Bank NA	2.950%	2/23/25	1,105	1,059
	PNC Bank NA	3.100%	10/25/27	1,165	1,048
	PNC Bank NA	3.250%	1/22/28	1,675	1,513
[4]	Pricoa Global Funding I	5.100%	5/30/28	1,058	1,040
[4]	Principal Life Global Funding II	2.500%	9/16/29	1,000	833
	Progressive Corp.	4.950%	6/15/33	1,694	1,610
[4]	Protective Life Global Funding	4.714%	7/6/27	750	719
	Prudential Financial Inc.	4.350%	2/25/50	1,856	1,436
[4]	RGA Global Funding	2.700%	1/18/29	425	361
	Royal Bank of Canada	5.000%	2/1/33	1,500	1,396
[4]	Standard Chartered plc	1.214%	3/23/25	285	277
[4]	Standard Chartered plc	6.301%	1/9/29	990	986
	State Street Corp.	4.821%	1/26/34	450	410
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	1,952
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,646
[4]	Swedbank AB	6.136%	9/12/26	1,010	1,004
[4]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	915	770
[4]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	1,145	869
[4]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	964
[4]	Temasek Financial I Ltd.	2.375%	8/2/41	1,345	921
	Toronto-Dominion Bank	4.456%	6/8/32	332	298
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,328
	Truist Financial Corp.	4.873%	1/26/29	1,080	1,014
[4]	UBS AG	1.250%	6/1/26	985	875
	UBS AG	5.650%	9/11/28	1,385	1,363
	UBS Group AG	3.750%	3/26/25	2,147	2,065
[4]	UBS Group AG	1.494%	8/10/27	1,160	1,011
[4]	UBS Group AG	2.095%	2/11/32	720	531
[4]	UBS Group AG	2.746%	2/11/33	330	249
[4]	UBS Group AG	6.301%	9/22/34	920	899
[4]	UBS Group AG	3.179%	2/11/43	855	549
[4]	UniCredit SpA	1.982%	6/3/27	1,015	897
[4]	UniCredit SpA	3.127%	6/3/32	1,000	765
	US Bancorp	3.700%	1/30/24	1,560	1,548
	US Bancorp	2.677%	1/27/33	475	358
	US Bancorp	2.491%	11/3/36	576	403
	Wachovia Corp.	7.500%	4/15/35	1,000	1,082
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,193
	Wells Fargo & Co.	3.000%	2/19/25	890	855
	Wells Fargo & Co.	3.550%	9/29/25	860	821
	Wells Fargo & Co.	3.000%	4/22/26	1,045	974
	Wells Fargo & Co.	3.000%	10/23/26	170	156
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,583
	Wells Fargo & Co.	3.526%	3/24/28	1,230	1,128
	Wells Fargo & Co.	2.879%	10/30/30	435	362
	Wells Fargo & Co.	2.572%	2/11/31	2,235	1,807
	Wells Fargo & Co.	3.350%	3/2/33	235	190
	Wells Fargo & Co.	4.897%	7/25/33	5,676	5,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	5.389%	4/24/34	325	304
	Wells Fargo & Co.	5.606%	1/15/44	2,316	2,057
	Wells Fargo & Co.	4.900%	11/17/45	515	412
	Wells Fargo & Co.	4.750%	12/7/46	2,070	1,607
	Wells Fargo & Co.	4.611%	4/25/53	1,245	975
					294,865
Health Care (2.0%)
	AbbVie Inc.	3.800%	3/15/25	575	559
	AdventHealth Obligated Group	2.795%	11/15/51	900	537
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	291
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	334
[4]	Alcon Finance Corp.	2.750%	9/23/26	200	184
[4]	Alcon Finance Corp.	2.600%	5/27/30	200	165
[4]	Alcon Finance Corp.	5.375%	12/6/32	255	247
[4]	Alcon Finance Corp.	3.800%	9/23/49	305	216
[4]	Alcon Finance Corp.	5.750%	12/6/52	200	191
	Amgen Inc.	4.400%	5/1/45	147	116
	Amgen Inc.	4.200%	2/22/52	547	408
	Amgen Inc.	5.750%	3/2/63	420	388
	Ascension Health	2.532%	11/15/29	1,405	1,197
[2]	Ascension Health	4.847%	11/15/53	50	44
	AstraZeneca plc	4.000%	1/17/29	2,270	2,136
	AstraZeneca plc	6.450%	9/15/37	615	664
	Banner Health	2.907%	1/1/42	910	608
[4]	Bayer US Finance II LLC	4.250%	12/15/25	1,100	1,059
[4]	Bayer US Finance LLC	3.375%	10/8/24	815	793
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	255	145
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	570	538
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	527
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	257
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,785	1,340
	Bristol-Myers Squibb Co.	4.550%	2/20/48	169	140
	Cedars-Sinai Health System	2.288%	8/15/31	1,330	1,044
	Children's Hospital Corp.	2.585%	2/1/50	160	92
	Cigna Group	3.250%	4/15/25	880	846
	Cigna Group	4.375%	10/15/28	515	487
	CommonSpirit Health	2.760%	10/1/24	860	833
	CommonSpirit Health	3.347%	10/1/29	1,015	882
	CommonSpirit Health	2.782%	10/1/30	684	564
[2]	CommonSpirit Health	4.350%	11/1/42	601	484
	CommonSpirit Health	3.910%	10/1/50	70	49
	Cottage Health Obligated Group	3.304%	11/1/49	295	194
[4]	CSL Finance plc	4.750%	4/27/52	1,164	978
	CVS Health Corp.	1.750%	8/21/30	145	111
	CVS Health Corp.	4.875%	7/20/35	315	281
	Dignity Health	3.812%	11/1/24	560	543
	Elevance Health Inc.	2.550%	3/15/31	1,100	890
	Elevance Health Inc.	5.500%	10/15/32	320	315
	Elevance Health Inc.	4.650%	8/15/44	92	76
	Elevance Health Inc.	6.100%	10/15/52	75	75
	Eli Lilly & Co.	4.875%	2/27/53	270	247
	Eli Lilly & Co.	4.950%	2/27/63	235	212
	Gilead Sciences Inc.	2.600%	10/1/40	780	513
	Gilead Sciences Inc.	4.500%	2/1/45	290	240
	Gilead Sciences Inc.	4.150%	3/1/47	1,640	1,295
	Gilead Sciences Inc.	2.800%	10/1/50	503	301
	Gilead Sciences Inc.	5.550%	10/15/53	320	307
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	218
	Inova Health System Foundation	4.068%	5/15/52	475	366
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	355
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	756
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	689
	Mass General Brigham Inc.	3.192%	7/1/49	535	349
	Mass General Brigham Inc.	3.342%	7/1/60	955	599
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	367
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	238
	Merck & Co. Inc.	3.400%	3/7/29	1,320	1,207
	Merck & Co. Inc.	4.150%	5/18/43	760	631
	Merck & Co. Inc.	4.000%	3/7/49	1,915	1,500
	Novartis Capital Corp.	4.400%	5/6/44	640	550
	OhioHealth Corp.	2.297%	11/15/31	760	599
	OhioHealth Corp.	2.834%	11/15/41	485	321
	Pfizer Inc.	3.000%	12/15/26	725	679
	Pfizer Inc.	3.450%	3/15/29	2,165	1,991
	Pfizer Inc.	4.100%	9/15/38	1,505	1,280
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	1,045	990
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	1,000	918
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,005	933
	Piedmont Healthcare Inc.	2.044%	1/1/32	255	194
	Piedmont Healthcare Inc.	2.719%	1/1/42	255	163
	Piedmont Healthcare Inc.	2.864%	1/1/52	340	199
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	820
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	449	431
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	234
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,000	545
[4]	Roche Holdings Inc.	2.607%	12/13/51	305	182
	Rush Obligated Group	3.922%	11/15/29	330	300
	SSM Health Care Corp.	3.823%	6/1/27	940	882
	Sutter Health	2.294%	8/15/30	560	451
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	260	220
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	560	434
	Toledo Hospital	5.750%	11/15/38	545	522
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,120
	UnitedHealth Group Inc.	2.000%	5/15/30	275	223
	UnitedHealth Group Inc.	2.300%	5/15/31	435	351
	UnitedHealth Group Inc.	4.200%	5/15/32	335	305
	UnitedHealth Group Inc.	4.625%	7/15/35	240	222
	UnitedHealth Group Inc.	3.500%	8/15/39	215	165
	UnitedHealth Group Inc.	2.750%	5/15/40	310	210
	UnitedHealth Group Inc.	3.050%	5/15/41	838	591
	UnitedHealth Group Inc.	4.375%	3/15/42	1,318	1,102
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,313
	UnitedHealth Group Inc.	4.750%	7/15/45	592	513
	UnitedHealth Group Inc.	4.200%	1/15/47	215	171
	UnitedHealth Group Inc.	3.750%	10/15/47	145	106
	UnitedHealth Group Inc.	4.250%	6/15/48	880	699
	UnitedHealth Group Inc.	4.450%	12/15/48	140	115
	UnitedHealth Group Inc.	3.700%	8/15/49	675	486
	UnitedHealth Group Inc.	2.900%	5/15/50	1,539	946
	UnitedHealth Group Inc.	3.250%	5/15/51	295	194
	UnitedHealth Group Inc.	4.750%	5/15/52	245	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.875%	2/15/53	1,655	1,662
	UnitedHealth Group Inc.	3.875%	8/15/59	615	437
					59,226
Industrials (0.7%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	495	375
[4]	Ashtead Capital Inc.	5.550%	5/30/33	200	185
[4]	Ashtead Capital Inc.	5.950%	10/15/33	255	242
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,042
[4]	BAE Systems plc	3.400%	4/15/30	215	187
	Boeing Co.	1.433%	2/4/24	940	925
	Boeing Co.	2.700%	2/1/27	495	448
	Boeing Co.	3.625%	2/1/31	464	400
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	210
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	330
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	46
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	256
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	705	431
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	17	14
	Canadian National Railway Co.	2.450%	5/1/50	205	116
	Canadian Pacific Railway Co.	4.950%	8/15/45	480	413
	CSX Corp.	3.350%	9/15/49	235	157
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	450	444
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	445	416
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	146
	Eaton Corp.	4.150%	3/15/33	254	230
	Eaton Corp.	4.700%	8/23/52	130	112
	Honeywell International Inc.	4.250%	1/15/29	1,000	955
	Honeywell International Inc.	5.000%	2/15/33	2,098	2,033
	Honeywell International Inc.	4.500%	1/15/34	1,684	1,563
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,167
	John Deere Capital Corp.	5.150%	9/8/33	1,270	1,241
	Lockheed Martin Corp.	4.500%	5/15/36	211	192
	Lockheed Martin Corp.	4.700%	5/15/46	376	330
	Lockheed Martin Corp.	5.700%	11/15/54	1,499	1,493
	Republic Services Inc.	4.875%	4/1/29	110	107
	RTX Corp.	4.450%	11/16/38	275	230
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	538
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	878
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	668
	Trane Technologies Financing Ltd.	5.250%	3/3/33	515	496
	Union Pacific Corp.	3.700%	3/1/29	505	469
	Union Pacific Corp.	2.800%	2/14/32	8	7
	Union Pacific Corp.	3.375%	2/14/42	515	378
	Union Pacific Corp.	3.250%	2/5/50	72	48
	Union Pacific Corp.	3.799%	10/1/51	696	513
	Union Pacific Corp.	3.500%	2/14/53	1,025	707
	Union Pacific Corp.	3.750%	2/5/70	335	225
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	116	109
					21,472
Materials (0.0%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	600	390
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	80	80
	American Tower Corp.	4.400%	2/15/26	450	436
	American Tower Corp.	3.800%	8/15/29	981	873
[4]	American Tower Trust I	5.490%	3/15/28	2,070	2,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	3.800%	2/1/24	45	44
	CubeSmart LP	2.250%	12/15/28	360	301
	Extra Space Storage LP	5.500%	7/1/30	360	348
	Healthpeak OP LLC	2.125%	12/1/28	880	739
	Healthpeak OP LLC	3.000%	1/15/30	930	785
	Prologis LP	5.250%	6/15/53	595	533
	Public Storage Operating Co.	5.125%	1/15/29	180	177
	Public Storage Operating Co.	5.100%	8/1/33	190	182
	Public Storage Operating Co.	5.350%	8/1/53	100	91
	Realty Income Corp.	2.200%	6/15/28	735	626
	Realty Income Corp.	4.700%	12/15/28	840	800
	Realty Income Corp.	3.250%	1/15/31	380	319
	Realty Income Corp.	2.850%	12/15/32	545	423
	Realty Income Corp.	4.900%	7/15/33	816	745
[4]	SBA Tower Trust	1.840%	4/15/27	1,570	1,342
[4]	SBA Tower Trust	2.836%	1/15/50	725	690
[4]	SBA Tower Trust	1.884%	7/15/50	265	240
[4]	SBA Tower Trust	1.631%	5/15/51	1,060	912
[4]	SBA Tower Trust	2.593%	10/15/56	1,500	1,138
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	631
	Simon Property Group LP	3.750%	2/1/24	90	89
	Simon Property Group LP	3.375%	10/1/24	275	268
	Simon Property Group LP	2.450%	9/13/29	1,160	963
					15,812
Technology (1.6%)
	Apple Inc.	3.250%	2/23/26	1,020	974
	Apple Inc.	2.450%	8/4/26	1,170	1,087
	Apple Inc.	3.350%	2/9/27	1,545	1,460
	Apple Inc.	3.200%	5/11/27	1,065	1,000
	Apple Inc.	2.900%	9/12/27	2,250	2,077
	Apple Inc.	3.850%	5/4/43	430	347
	Apple Inc.	4.450%	5/6/44	120	107
	Apple Inc.	3.850%	8/4/46	985	775
	Apple Inc.	2.650%	5/11/50	640	390
	Apple Inc.	4.850%	5/10/53	1,322	1,211
	Apple Inc.	2.550%	8/20/60	977	559
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	287
	Broadcom Inc.	4.110%	9/15/28	1,452	1,338
	Broadcom Inc.	4.150%	11/15/30	130	115
[4]	Broadcom Inc.	2.600%	2/15/33	710	530
	Cisco Systems Inc.	2.500%	9/20/26	431	400
	Intel Corp.	2.875%	5/11/24	800	786
	Intel Corp.	2.000%	8/12/31	105	82
	Intel Corp.	4.150%	8/5/32	437	398
	Intel Corp.	5.200%	2/10/33	1,505	1,457
	Intel Corp.	5.625%	2/10/43	1,906	1,812
	Intel Corp.	4.100%	5/19/46	1,172	897
	Intel Corp.	3.250%	11/15/49	600	383
	Intel Corp.	3.050%	8/12/51	842	508
	Intel Corp.	4.900%	8/5/52	2,180	1,830
	Intel Corp.	5.700%	2/10/53	840	787
	Intel Corp.	3.200%	8/12/61	425	246
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,261
	International Business Machines Corp.	3.500%	5/15/29	2,975	2,689
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,039
	Intuit Inc.	5.200%	9/15/33	1,455	1,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intuit Inc.	5.500%	9/15/53	360	345
	Microsoft Corp.	2.700%	2/12/25	760	733
	Microsoft Corp.	3.125%	11/3/25	435	417
	Microsoft Corp.	2.400%	8/8/26	1,890	1,756
	Microsoft Corp.	3.500%	2/12/35	605	527
	Microsoft Corp.	3.450%	8/8/36	822	693
	Microsoft Corp.	2.525%	6/1/50	3,336	2,031
	Microsoft Corp.	2.921%	3/17/52	3,287	2,157
	Oracle Corp.	2.950%	11/15/24	2,190	2,122
	Oracle Corp.	1.650%	3/25/26	895	810
	Oracle Corp.	3.250%	11/15/27	1,360	1,238
	QUALCOMM Inc.	1.300%	5/20/28	744	625
	QUALCOMM Inc.	2.150%	5/20/30	1,075	888
	QUALCOMM Inc.	1.650%	5/20/32	1,112	831
	QUALCOMM Inc.	4.250%	5/20/32	175	162
	QUALCOMM Inc.	4.500%	5/20/52	463	377
	S&P Global Inc.	2.700%	3/1/29	121	106
	S&P Global Inc.	2.900%	3/1/32	1,817	1,494
	S&P Global Inc.	3.700%	3/1/52	45	33
					48,594
Utilities (3.1%)
	AEP Texas Inc.	4.150%	5/1/49	145	105
	AEP Texas Inc.	3.450%	1/15/50	380	245
	AEP Transmission Co. LLC	4.500%	6/15/52	265	214
	Alabama Power Co.	5.200%	6/1/41	120	106
	Alabama Power Co.	4.100%	1/15/42	215	164
	Alabama Power Co.	3.750%	3/1/45	630	456
	Alabama Power Co.	4.300%	7/15/48	775	597
	Ameren Illinois Co.	3.800%	5/15/28	590	554
	Ameren Illinois Co.	6.125%	12/15/28	1,000	972
	Ameren Illinois Co.	3.700%	12/1/47	140	102
	American Water Capital Corp.	2.950%	9/1/27	540	494
	American Water Capital Corp.	3.750%	9/1/47	45	33
	American Water Capital Corp.	4.200%	9/1/48	845	659
	American Water Capital Corp.	4.150%	6/1/49	25	19
	American Water Capital Corp.	3.450%	5/1/50	95	65
	Arizona Public Service Co.	3.350%	5/15/50	410	257
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	142
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,141
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	24
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,311
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	85
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	548	426
[4]	Boston Gas Co.	3.150%	8/1/27	140	126
[4]	Boston Gas Co.	3.757%	3/16/32	120	101
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	89
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,194
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	154
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,109	1,094
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,291
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	868	836
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	173
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	339
	Cleco Securitization I LLC	4.646%	9/1/44	765	672
	Commonwealth Edison Co.	2.950%	8/15/27	645	590
	Commonwealth Edison Co.	4.350%	11/15/45	375	296
	Commonwealth Edison Co.	3.650%	6/15/46	175	123
	Commonwealth Edison Co.	4.000%	3/1/48	368	279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	3.850%	3/15/52	195	140
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	778
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	54
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	37
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	570	356
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	292	295
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,640	2,084
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	715	542
	Consumers Energy Co.	4.200%	9/1/52	555	432
	Delmarva Power & Light Co.	3.500%	11/15/23	305	304
	Dominion Energy Inc.	3.375%	4/1/30	178	153
	Dominion Energy Inc.	5.375%	11/15/32	1,950	1,862
	Dominion Energy Inc.	5.250%	8/1/33	1,000	936
	Dominion Energy Inc.	4.600%	3/15/49	760	592
	Dominion Energy Inc.	4.850%	8/15/52	2,852	2,301
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	146
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	43
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	88
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	168
	Duke Energy Carolinas LLC	4.950%	1/15/33	148	141
	Duke Energy Carolinas LLC	6.100%	6/1/37	493	490
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	334
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,075	984
	Duke Energy Corp.	2.650%	9/1/26	315	290
	Duke Energy Corp.	3.400%	6/15/29	350	310
	Duke Energy Corp.	3.300%	6/15/41	945	647
	Duke Energy Corp.	4.800%	12/15/45	1,200	983
	Duke Energy Corp.	3.750%	9/1/46	265	183
	Duke Energy Corp.	4.200%	6/15/49	525	383
	Duke Energy Corp.	3.500%	6/15/51	990	640
	Duke Energy Corp.	5.000%	8/15/52	1,298	1,077
	Duke Energy Florida LLC	6.350%	9/15/37	200	204
	Duke Energy Florida LLC	5.950%	11/15/52	155	152
	Duke Energy Progress LLC	6.300%	4/1/38	365	370
	Duke Energy Progress LLC	4.100%	3/15/43	118	91
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	1,561
	Duke Energy Progress LLC	2.500%	8/15/50	70	38
	Duke Energy Progress LLC	2.900%	8/15/51	70	41
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	1,010	764
[4]	East Ohio Gas Co.	2.000%	6/15/30	325	253
[4]	East Ohio Gas Co.	3.000%	6/15/50	475	274
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	468
	Edison International	5.250%	11/15/28	708	681
	Emera US Finance LP	3.550%	6/15/26	716	671
	Entergy Louisiana LLC	3.120%	9/1/27	410	375
	Evergy Inc.	2.450%	9/15/24	425	411
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	404
	Evergy Metro Inc.	2.250%	6/1/30	205	165
	Evergy Metro Inc.	4.200%	3/15/48	137	104
	Eversource Energy	2.900%	10/1/24	690	668
	Eversource Energy	3.150%	1/15/25	110	106
	Eversource Energy	3.300%	1/15/28	400	364
	Eversource Energy	5.450%	3/1/28	765	757
	Eversource Energy	3.375%	3/1/32	70	58
	Eversource Energy	5.125%	5/15/33	360	335
	Exelon Corp.	3.350%	3/15/32	540	449
	Florida Power & Light Co.	5.050%	4/1/28	340	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.650%	2/1/35	1,000	977
	Florida Power & Light Co.	4.950%	6/1/35	1,000	944
	Florida Power & Light Co.	5.950%	2/1/38	785	791
	Florida Power & Light Co.	5.690%	3/1/40	675	664
	Florida Power & Light Co.	3.700%	12/1/47	368	267
	Florida Power & Light Co.	5.300%	4/1/53	535	497
	Fortis Inc.	3.055%	10/4/26	1,195	1,095
	Georgia Power Co.	4.700%	5/15/32	655	607
	Georgia Power Co.	4.950%	5/17/33	635	596
	Georgia Power Co.	5.400%	6/1/40	205	181
	Georgia Power Co.	4.750%	9/1/40	988	834
	Georgia Power Co.	4.300%	3/15/42	1,076	862
	Georgia Power Co.	3.700%	1/30/50	170	119
	Georgia Power Co.	5.125%	5/15/52	710	627
	Indiana Michigan Power Co.	4.250%	8/15/48	415	314
[4]	ITC Holdings Corp.	4.950%	9/22/27	60	58
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	670	610
[4]	Massachusetts Electric Co.	5.900%	11/15/39	585	547
[4]	Metropolitan Edison Co.	5.200%	4/1/28	60	58
[4]	Metropolitan Edison Co.	4.300%	1/15/29	249	231
	MidAmerican Energy Co.	4.400%	10/15/44	15	12
	MidAmerican Energy Co.	4.250%	5/1/46	45	35
	MidAmerican Energy Co.	4.250%	7/15/49	165	129
	MidAmerican Energy Co.	3.150%	4/15/50	1,166	740
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	204
[4]	Monongahela Power Co.	5.400%	12/15/43	135	119
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,002
	Nevada Power Co.	3.125%	8/1/50	305	185
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	390	391
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	415	414
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	819
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	567
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	349
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	501
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	930
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	315
	NiSource Inc.	5.250%	2/15/43	390	343
	NiSource Inc.	4.800%	2/15/44	255	210
	NiSource Inc.	5.000%	6/15/52	2,036	1,696
	Northern States Power Co.	2.250%	4/1/31	145	116
	Northern States Power Co.	6.250%	6/1/36	2,000	2,044
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,082
	Oglethorpe Power Corp.	5.950%	11/1/39	170	160
	Oglethorpe Power Corp.	4.550%	6/1/44	50	37
	Oglethorpe Power Corp.	4.250%	4/1/46	537	372
	Oglethorpe Power Corp.	4.500%	4/1/47	115	86
	Oglethorpe Power Corp.	5.050%	10/1/48	65	53
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	150	136
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	414	381
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	63
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	355	202
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	670	553
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	294	257
	Pacific Gas and Electric Co.	6.150%	1/15/33	603	572
	Pacific Gas and Electric Co.	6.400%	6/15/33	495	478
	Pacific Gas and Electric Co.	4.500%	7/1/40	679	505
	Pacific Gas and Electric Co.	6.750%	1/15/53	110	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	6.700%	4/1/53	882	827
	PECO Energy Co.	4.600%	5/15/52	280	231
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	30	29
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	109	80
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	494	324
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	720	650
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	685	618
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	260	214
	Potomac Electric Power Co.	6.500%	11/15/37	750	783
	PPL Electric Utilities Corp.	5.250%	5/15/53	180	164
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	609
	San Diego Gas & Electric Co.	1.700%	10/1/30	145	112
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	113
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	414
	San Diego Gas & Electric Co.	2.950%	8/15/51	21	13
	San Diego Gas & Electric Co.	3.700%	3/15/52	790	546
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,220	1,104
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	254	210
	SCE Recovery Funding LLC	1.942%	5/15/40	110	75
	SCE Recovery Funding LLC	2.510%	11/15/43	100	61
	Sempra	3.250%	6/15/27	4,095	3,740
	Sempra	6.000%	10/15/39	600	570
	Sierra Pacific Power Co.	2.600%	5/1/26	221	205
	Southern California Edison Co.	3.700%	8/1/25	90	87
	Southern California Edison Co.	5.950%	11/1/32	620	619
	Southern California Edison Co.	6.000%	1/15/34	1,000	993
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,095
	Southern California Edison Co.	6.050%	3/15/39	55	53
	Southern California Edison Co.	4.650%	10/1/43	100	81
	Southern California Edison Co.	4.000%	4/1/47	195	141
	Southern California Edison Co.	4.125%	3/1/48	645	475
	Southern California Edison Co.	4.875%	3/1/49	87	71
	Southern California Edison Co.	3.650%	2/1/50	155	104
	Southern California Edison Co.	5.700%	3/1/53	210	192
	Southern California Edison Co.	5.875%	12/1/53	350	330
	Southern California Gas Co.	2.600%	6/15/26	820	759
	Southern California Gas Co.	6.350%	11/15/52	250	256
	Southern Co.	4.400%	7/1/46	755	585
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	165	162
	Southwest Gas Corp.	2.200%	6/15/30	230	180
	Southwestern Electric Power Co.	6.200%	3/15/40	400	386
	Southwestern Public Service Co.	3.700%	8/15/47	102	70
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	1,120	1,021
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	535	478
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	500	458
	Tucson Electric Power Co.	5.500%	4/15/53	210	190
	Union Electric Co.	4.000%	4/1/48	423	311
	Union Electric Co.	3.900%	4/1/52	245	179
	Union Electric Co.	5.450%	3/15/53	250	231
	Virginia Electric and Power Co.	3.500%	3/15/27	435	407
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	670
					93,717
Total Corporate Bonds (Cost $761,231)					661,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (0.2%)
[4]	Emirate of Abu Dhabi	4.951%	7/7/52	390	348
[4]	Government of Bermuda	2.375%	8/20/30	400	322
[4]	Government of Bermuda	3.375%	8/20/50	200	125
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	1,964
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	1,230	1,022
[4]	OMERS Finance Trust	4.000%	4/20/28	560	533
	Republic of Chile	2.550%	7/27/33	1,085	835
	Republic of Chile	3.500%	1/31/34	545	450
	Republic of Chile	3.500%	4/15/53	575	380
[4]	State of Qatar	4.400%	4/16/50	430	350
	United Mexican States	6.338%	5/4/53	737	672
Total Sovereign Bonds (Cost $8,044)					7,001
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	160	119
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	580	631
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	64
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	952
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	233
	California GO	7.500%	4/1/34	155	179
	California GO	7.350%	11/1/39	1,550	1,765
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	120	104
	California State University College & University Revenue	2.719%	11/1/52	350	217
	California State University College & University Revenue	2.939%	11/1/52	445	275
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,730	1,866
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	800	870
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	567
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	183
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	429	413
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	162
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	515	346
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	75	59
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	535	451
[6]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	345	249
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	2,006	2,132
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	70	55
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	130	90
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	260	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	132
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	930	616
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	186
	Houston TX GO	6.290%	3/1/32	315	323
	Illinois GO	5.100%	6/1/33	4,980	4,727
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	773
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	375	361
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	120
[7]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	390	256
[6]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	1,990
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	547
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	731
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,010
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	475	361
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	450
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	710	510
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	455
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	376
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	50	50
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	809
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	782
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	241
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	477
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	397
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	211
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	450	309
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	524
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	679
[6]	Oregon School Boards Association GO	5.528%	6/30/28	1,716	1,709
[7]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	678
[8]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,008
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	65

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	1,035	954
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	297
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	968
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	564
Riverside CA General Fund Revenue	3.857%	6/1/45	260	209
Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	248
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	253
Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	1,000	737
State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	807
Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	420	412
Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	615	587
Texas Transportation Commission GO	2.562%	4/1/42	235	164
Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	360
University of California College & University Revenue	1.316%	5/15/27	385	339
University of California College & University Revenue	1.614%	5/15/30	645	519
University of California College & University Revenue	4.765%	5/15/44	145	131
University of California College & University Revenue	3.931%	5/15/45	570	488
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	465	423
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	80	86
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	751
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	285
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	1,350	1,139
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	489
University of Michigan College & University Revenue	2.562%	4/1/50	997	596
University of Michigan College & University Revenue	3.504%	4/1/52	210	151
University of Minnesota College & University Revenue	4.048%	4/1/52	840	680
Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	42	42
Total Taxable Municipal Bonds (Cost $55,737)				47,760

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[9]	Vanguard Market Liquidity Fund	5.391%		117	12
			Maturity Date	Face Amount ($000)
Repurchase Agreement (1.0%)
	NatWest Markets plc (Dated 9/29/23, Repurchase Value $31,414,000, collateralized by United States Treasury Note/Bond 2.625%, 7/31/29, with a value of $32,028,000)	5.280%	10/2/23	31,400	31,400
Total Temporary Cash Investments (Cost $31,412)					31,412
Total Investments (99.7%) (Cost $2,770,566)					2,994,320
Other Assets and Liabilities—Net (0.3%)					8,583
Net Assets (100%)					3,002,903
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $340,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $179,669,000, representing 6.0% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	30	6,081	(13)
5-Year U.S. Treasury Note	December 2023	125	13,170	(46)
10-Year U.S. Treasury Note	December 2023	120	12,968	(112)
				(171)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

G.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,792,874	157,998	—	1,950,872
U.S. Government and Agency Obligations	—	268,934	—	268,934
Asset-Backed/Commercial Mortgage-Backed Securities	—	26,678	—	26,678
Corporate Bonds	—	661,663	—	661,663
Sovereign Bonds	—	7,001	—	7,001
Taxable Municipal Bonds	—	47,760	—	47,760
Temporary Cash Investments	12	31,400	—	31,412
Total	1,792,886	1,201,434	—	2,994,320
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	171	—	—	171
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.